Loans and Allowance for Credit Losses, Loans by Credit Quality Indicator, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	$ 23,320		$ 26,727
Loans	862,551	[1],[2]	822,286	[1],[2]	798,351	769,631	757,267
Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	1,507		2,504					18,704
Loans	414,826		377,090		359,814	344,709	320,306
Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	75		215
Loans	271,795		235,358		223,703	205,824	182,059
Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	1,261		1,856
Loans	111,996		112,427		106,392	106,028	99,490
Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	171		433
Loans	18,728		16,934		16,983	19,470	25,371
Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	0		0
Loans	12,307		12,371		12,736	13,387	13,386
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	413,319		374,586
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	388,314		343,778
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	25,005		30,808
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	271,720		235,143
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	255,611		218,231
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	16,109		16,912
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	110,735		110,571
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	103,319		98,984
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	7,416		11,587
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	18,557		16,501
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	17,661		14,669
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	896		1,832
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	12,307		12,371
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	11,723		11,894
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	$ 584		$ 477

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.